Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of accounts receivable
	March 31, 2015	December 31, 2014

Accounts receivable	$2,244,861	$1,509,736
Allowance for doubtful accounts	2,076,420	1,380,902
Accounts receivable, net	$168,441	$128,834

	December 31, 2014	December 31, 2013

Accounts receivable	$1,509,736	$119
Allowance for doubtful accounts	1,380,902	-
Accounts receivable, net	$128,834	$119

Schedule of lease merchandise

	March 31, 2015	December 31, 2014
Lease merchandise at cost	$8,040,790	$6,929,509
Accumulated depreciation	3,426,342	2,160,591
Impairment reserve	582,000	527,000
Lease merchandise, net	$4,032,448	$4,241,918

	December 31, 2014	December 31, 2013

Lease merchandise at cost	$6,929,509	$8,128
Accumulated depreciation	2,160,591	124
Impairment reserve	527,000	-
Lease merchandise, net	$4,241,918	$8,004

Schedule of antidilutive securities excluded from computation of earnings per share
	Three months ended
	March 31,
	2015	2014
Convertible preferred stock	2,166,246	1,873,674
Options	3,870,000	3,610,000
Warrants	5,115,531	3,342,504
	11,151,777	8,826,178

	Twelve months ended
	December 31,
	2014	2013
Convertible preferred stock	1,984,870	1,919,573
Options	3,755,000	2,923,205
Warrants	5,115,531	3,342,504
	10,855,378	8,185,282

Schedule of intangible assets
	December 31, 2014	December 31, 2013

Patent costs	$30,760	$30,760
Accumulated amortization	4,268	-
Patent costs, net	$26,492	$30,760